Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	August, 2010
Distribution Date	09/15/10
Transaction Month	4
30/360 Days	30
Actual/360 Days	30

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:	April 16, 2010
Closing Date:	May 13, 2010

	Dollars	Units	WAC	WAM
Original Pool Balance:	$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:	$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%	May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%	November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%	October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%	December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$115,992,902.64	0.5296480	$87,920,670.63	0.4014642	$28,072,232.01
Class A-2 Notes	$238,000,000.00	1.0000000	$238,000,000.00	1.0000000	$-
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000	$-
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$857,842,902.64	0.8927959	$829,770,670.63	0.8635798	$28,072,232.01

Weighted Avg. Coupon (WAC)	5.16%		5.16%
Weighted Avg. Remaining Maturity (WARM)	56.42		55.50
Pool Receivables Balance	$1,003,499,544.23		$977,334,421.18
Remaining Number of Receivables	60,983		60,380

Adjusted Pool Balance	$980,445,520.18		$955,170,376.14

III.  COLLECTIONS

Principal:
Principal Collections	$25,466,665.51
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$146,376.59
Total Principal Collections	$25,613,042.10

Interest:
Interest Collections	$4,280,996.72
Late Fees & Other Charges	$37,076.14
Interest on Repurchase Principal	$-
Total Interest Collections	$4,318,072.86

Collection Account Interest	$5,812.94
Reserve Account Interest	$1,236.18
Servicer Advances	$-

Total Collections	$29,938,164.08

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	August, 2010
Distribution Date	09/15/10
Transaction Month	4
30/360 Days	30
Actual/360 Days	30

IV.  DISTRIBUTIONS

Total Collections	$29,938,164.08
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$29,938,164.08

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$836,249.62		$836,249.62	$836,249.62
Collection Account Interest					$5,812.94
Late Fees & Other Charges					$37,076.14
Total due to Servicer					$879,138.70

3. Class A Noteholders Interest:
Class A-1 Notes		$38,491.28		$38,491.28
Class A-2 Notes		$170,566.67		$170,566.67
Class A-3 Notes		$396,250.00		$396,250.00
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$986,793.37		$986,793.37	$986,793.37

Available Funds Remaining:					$28,072,232.01

4. Principal Distribution Amount:					$28,072,232.01

Distributable Amount		Paid Amount
Class A-1 Notes		$28,072,232.01
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	64,471,383.26	$28,072,232.01
Total Noteholders Principal		$28,072,232.01

5. Available Amounts Remaining to reserve account	0.00

11. Trustee Expenses	0.00

12. Remaining Available Collections Released to Certificateholder	0.00

V.  YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$23,054,024.05
Beginning Period Amount	$23,054,024.05
Current Period Amortization	$889,979.01
Ending Period Required Amount	$22,164,045.04
Ending Period Amount	$22,164,045.04
Next Distribution Date Required Amount	$21,292,609.99

VI.  RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$122,602,617.54	$125,399,705.51	$161,798,856.76
Overcollateralization as a % of Adjusted Pool		12.50%	13.13%	16.94%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	August, 2010
Distribution Date	09/15/10
Transaction Month	4
30/360 Days	30
Actual/360 Days	30

VIII.  DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.99%	59,769	98.97%	$967,260,550.25
30 - 60 Days	0.78%	471	0.78%	$7,589,491.84
61 - 90 Days	0.18%	111	0.20%	$1,961,334.84
91 + Days	0.05%	29	0.05%	$523,044.25
		60,380		$977,334,421.18
Total
Delinquent Receivables 61 + days past due	0.23%	140	0.25%	$2,484,379.09
Delinquent Receivables 61 + days past due	0.16%	96	0.16%	$1,615,158.75
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.11%	65	0.11%	$1,113,339.85
Three-Month Average Delinquency Ratio	0.16%		0.17%

Repossession in Current Period		44		$585,875.11
Repossession Inventory		56		$963,703.29

Charge-Offs
Gross Principal of Charge-Off for Current Period				$698,457.54
Recoveries				$(146,376.59)
Net Charge-offs for Current Period				$552,080.95

Beginning Pool Balance for Current Period				$1,003,499,544.23

Net Loss Ratio				0.66%
Net Loss Ratio for 1st Preceding Collection Period				0.24%
Net Loss Ratio for 2nd Preceding Collection Period				0.22%
Three-Month Average Net Loss Ratio for Current Period				0.37%

Cumulative Net Losses for All Periods				$1,029,550.81
Cumulative Net Losses as a % of Initial Pool Balance				0.09%

Principal Balance of Extensions				$2,999,129.83
Number of Extensions				170

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